SHORT-TERM INVESTMENTS AND INVESTMENTS - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule of Investments [Line Items]
Non-marketable securities at cost	$ 4,719	¥ 387,000	¥ 399,000
Gross realized gains on sales of short-term investments and investments	171	14,000	331,000	502,000
Gross realized losses including other than temporary	(8,122)	(666,000)	(199,000)	(228,000)
Gross unrealized losses on short-term investments and investments	(8,122)	(666,000)	(199,000)	(228,000)
Proceeds from sales and maturities of available-for-sale securities	165,585	13,578,000	1,656,000	2,467,000
Proceeds from maturities of the held-to-maturity securities	$ 3,658	¥ 300,000	¥ 800,000	¥ 350,000